Label	Element	Value
Retained Earnings [Member]
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	$ 90
Predecessor Members Equity [Member]
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	$ 32	[1]

[1]	Represents Talen Energy Supply's predecessor member's equity balance and activity prior to the June 1, 2015 spinoff transaction.